Statement of Operations	Jan. 22, 2021 USD ($) $ / shares shares
Formation and operating costs	$ 604
Net loss	$ (604)
Weighted average shares outstanding, basic and diluted | shares	5,625,000	[1]
Basic and diluted net loss per common stock | $ / shares	$ 0.00

[1]	Excludes 843,750 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6).